SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Current maturities of long-term borrowings (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017
Borrowings and other credit facilities
Current maturities	Rp 6,296	Rp 5,209
Two-step loans
Borrowings and other credit facilities
Current maturities	198	206
Bonds and notes
Borrowings and other credit facilities
Current maturities	525
Bank loans
Borrowings and other credit facilities
Current maturities	4,472	4,110
Other borrowings
Borrowings and other credit facilities
Current maturities	294	99
Obligations under finance leases
Borrowings and other credit facilities
Current maturities	Rp 807	Rp 794